Operating Lease Agreements (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Summary of Future Minimum Rental Payments Under Operating Lease

The following are the future minimum rental payments required under the operating leases as of September 30, 2020:

2020 (remaining three months)	$1.5
2021	5.6
2022	4.2
2023	2.7
2024	2.3
Thereafter	6.2

Total	$22.5